File No. 333-61751
                                                Rule 497(e)


               STEIN ROE FLOATING RATE INCOME FUND

               Supplement to Nov. 20, 1998 Prospectus


     Effective June 29, 1999, Stein Roe Floating Rate Income Fund is closed to new investors. Existing shareholders may continue to make investments in the Fund.

                This Supplement is Dated June 29, 1999